EVENTS AFTER THE REPORTING PERIOD - Narrative (Details) $ in Millions, ₸ in Billions								1 Months Ended
		Apr. 02, 2025 shares	Mar. 31, 2025 director	Mar. 27, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 29, 2025 USD ($)	Jun. 29, 2023 director	Apr. 25, 2025 USD ($)	Mar. 20, 2025 USD ($)	Jan. 30, 2025 Rate	Jan. 29, 2025 KZT (₸)	Jan. 27, 2025 USD ($)	Jan. 16, 2025 director	Dec. 09, 2024 USD ($)	Jul. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period
Share repurchase program authorized amount														$ 30.0	$ 100.0
Number of members recommended | director							7
Uklon | JSC “Kyivstar” | Forecast
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary					97.00%
Consideration received in cash					$ 155.0
Share based payment transactions | Phase 2
Disclosure of non-adjusting events after reporting period
Share repurchase program authorized amount									$ 35.0
Share based payment transactions | Phase 1
Disclosure of non-adjusting events after reporting period
Share repurchase program authorized amount												$ 30.0
Transfer issuer of 2027 bonds to VEON MidCo B.V.
Disclosure of non-adjusting events after reporting period
Percentage of bond holders represented at meeting | Rate										95.83%
Appointment of Members to the Group Executive Committee
Disclosure of non-adjusting events after reporting period
Number of additional members to the Group Executive Committee | director													2
New credit facility | KaR-Tel LLP bilateral credit facility with Forte Bank JSC
Disclosure of non-adjusting events after reporting period
Facility amount						$ 43.0					₸ 22.5
Borrowings term						5 years
Borrowings, interest rate (in percent)						4.00%					4.00%
New credit facility | VEON senior unsecured term loan from GCC banks
Disclosure of non-adjusting events after reporting period
Facility amount				$ 210.0
Borrowings term				24 months
Proceeds from borrowings net of fees paid	[1]							$ 210.0
New credit facility | VEON senior unsecured term loan from GCC banks | Secured Overnight Financing Rate (SOFR)
Disclosure of non-adjusting events after reporting period
Borrowings, adjustment to interest rate basis				4.25%
Recommendation of board members
Disclosure of non-adjusting events after reporting period
Number of members recommended | director			7
Number of nominees by statutory requisition of shareholders holding in excess of 5% of issued share capital | director			5
Recommendation of board members | Veon Ltd.
Disclosure of non-adjusting events after reporting period
Issued share capital holding, percentage			0.05
Burak Ozer, Group Chief Financial Officer (Group CFO) | Share based payment transactions | 2021 Deferred Share Plan
Disclosure of non-adjusting events after reporting period
Number of share options granted (in shares) | shares		250,000
Percentage of share options vesting on first anniversary		0.50
Percentage of share options vesting on second anniversary		0.50

[1]	* Fees paid in 2024 for borrowings were US$9 (2023: US$18, 2022: US$11).